Quarterly Results (Unaudited)	12 Months Ended
May 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)
Quarterly Results (Unaudited)
Fiscal 2013

•
Net loss for the third and fourth quarters of fiscal 2013 were impacted by goodwill and intangible asset impairment charges of $567.4 million of which $334.1 million was recorded during the third quarter, primarily due to the impact of continued austerity measures on procedural volumes and pricing in certain European countries when compared to the Company’s prior projections used to establish the fair value of goodwill for our Europe reporting unit and primarily due to declining industry market growth rates in certain European and Asia Pacific markets and corresponding unfavorable margin trends when compared to the Company’s prior projections used to establish the fair value of goodwill and intangible assets for our dental reconstructive reporting unit.

	Quarter ended
(in millions)	August 31, 2012	November 30, 2012	February 28, 2013	May 31, 2013	Fiscal year ended May 31, 2013
Fiscal 2013
Net sales	$707.4	$790.1	$771.5	$783.9	$3,052.9
Gross profit	507.0	582.4	533.0	557.1	2,179.5
Net loss	(31.5)	(66.2)	(304.5)	(221.2)	(623.4)

Fiscal 2012

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Net loss for the fourth quarter of fiscal 2012 was impacted by a goodwill and intangible asset impairment charge of $529.8 million primarily related to evidence of declining industry market growth rates in certain European and Asia Pacific markets and unfavorable margin trends resulting from change in product mix in our dental reconstructive reporting unit and declining growth rates as compared to the original merger assumptions for our spine & bone healing reporting unit.

	Quarter ended
(in millions)	August 31, 2011	November 30, 2011	February 29, 2012	May 31, 2012	May 31, 2012
Fiscal 2012
Net sales	$664.6	$725.1	$708.9	$739.5	$2,838.1
Gross profit	478.8	519.8	518.3	545.7	2,062.6
Net loss	(39.2)	(14.0)	(16.5)	(389.1)	(458.8)